Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income including non-controlling interests	$ 2,045.2		$ 1,911.9	$ 1,659.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital losses (gains)	(80.4)		8.8	(108.7)
Depreciation and amortization	629.0		569.1	449.9
Debt fair value amortization	(53.2)		(39.4)	0
Equity in (earnings) losses of affiliates, net	(39.4)		(43.6)	(46.9)
Stock-based compensation expense	163.8		127.1	122.2
Reduction of reserve for anticipated future losses on discontinued products	0		(86.0)	0
Reversal of allowance and gain on sale of reinsurance recoverable	0		(49.4)	0
Amortization (accretion) of net investment premium (discount)	71.6		58.5	21.7
Loss on early extinguishment of long-term debt	181.2		0	84.9
Pension settlement charge	111.6	[1]	0	0
Changes in assets and liabilities:
Accrued investment income	(12.8)		2.5	12.1
Premiums due and other receivables	(866.4)		(261.7)	(163.7)
Income taxes	(154.1)		52.0	98.6
Other assets and other liabilities	551.8		28.9	(340.2)
Health care and insurance liabilities	825.7		2.4	25.5
Other, net	(0.8)		(2.4)	9.7
Net cash provided by operating activities	3,372.8		2,278.7	1,824.9
Cash flows from investing activities:
Proceeds from sales and maturities of investments	9,484.3		13,382.0	11,181.6
Cost of investments	(10,803.9)		(13,178.4)	(11,066.1)
Additions to property, equipment and software	(369.6)		(479.1)	(338.2)
Cash used for acquisitions, net of cash acquired	(450.5)		(1,646.8)	(8.6)
Other, net	10.0		2.5	0
Net cash provided by (used for) investing activities	(2,129.7)		(1,919.8)	(231.3)
Cash flows from financing activities:
Repayment of long-term debt	(1,797.8)		0	(277.2)
Issuance of long-term debt	1,482.4		0	2,664.8
Net issuance (repayment) of short-term debt	500.0		0	(425.9)
Deposits and interest credited for investment contracts	5.3		5.2	5.7
Withdrawals of investment contracts	(3.6)		(10.7)	(17.0)
Common shares issued under benefit plans, net	(60.3)		11.8	(44.5)
Stock-based compensation tax benefits	41.3		83.4	50.3
Proceeds from repurchase agreements	201.6		0	0
Common shares repurchased	(1,218.1)		(1,407.7)	(1,417.5)
Dividends paid to shareholders	(320.6)		(278.7)	(239.1)
Collateral on interest rate swaps	(77.3)		39.9	9.2
Proceeds from (Payments to) Noncontrolling Interests	12.1		31.0	(2.9)
Net cash (used for) provided by financing activities	(1,235.0)		(1,525.8)	305.9
Net (decrease) increase in cash and cash equivalents	8.1		(1,166.9)	1,899.5
Cash and cash equivalents, beginning of period	1,412.3		2,579.2	679.7
Cash and cash equivalents, end of period	$ 1,420.4		$ 1,412.3	$ 2,579.2

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.